UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 40.4%
BANKS 13.4%
AgriBank FCB, 6.875%, ($100 Par Value)	130,500	$13,947,187
Astoria Financial Corp., 6.50%, Series C	161,571	3,932,638
Bank of America Corp., 6.625%, Series W	399,800	9,969,013
BB&T Corp., 5.625%, Series E	982,922	22,744,815
Citigroup, 6.875%, Series K	693,736	18,273,006
CoBank ACB, 6.25%, 144A ($100 Par Value)(a)	216,000	22,801,500
CoBank ACB, 6.125%, Series G ($100 Par Value)	161,450	14,591,044
Countrywide Capital IV, 6.75%, due 4/1/33	517,275	13,185,340
Countrywide Capital V, 7.00%, due 11/1/36	1,228,067	31,561,322
Farm Credit Bank of Texas, 6.75%, 144A(a)	211,700	22,254,962
Fifth Third Bancorp, 6.625%, Series I	797,911	21,104,746
First Republic Bank, 6.20%, Series B	452,417	11,210,893
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)	13,198	17,421,360
PNC Financial Services Group, 6.125%, Series P	696,449	19,020,022
PrivateBancorp, 7.125%, due 10/30/42	437,970	11,277,728
RBS Capital Funding Trust VII, 6.08%, Series G	691,967	16,531,092
Regions Financial Corp., 6.375%, Series B	1,288,205	32,694,643
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)(a)	4,090	5,541,950
US Bancorp, 6.50%, Series F	353,188	10,129,432
Wells Fargo & Co., 5.85%	1,472,058	37,728,847
Wells Fargo & Co., 6.625%	186,640	5,160,596
Wells Fargo & Co., 7.50%, Series L ($1,000 Par Value)(Convertible)	5,500	6,613,805
Zions Bancorp, 7.90%, Series F	417,785	11,697,980
Zions Bancorp, 6.30%, Series G	355,092	8,998,031
		388,391,952
BANKS—FOREIGN 1.4%
Barclays Bank PLC, 7.10%, Series III (United Kingdom)	318,918	8,208,950
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)	755,156	19,528,334
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)	448,873	11,616,833
		39,354,117
DIVERSIFIED FINANCIAL SERVICES 0.4%
State Street Corp., 5.90%, Series D	424,960	10,900,224

	Number of Shares	Value
ELECTRIC—INTEGRATED 0.7%
Integrys Energy Group, 6.00%, due 8/1/73	713,027	$18,282,012
NextEra Energy Capital Holdings, 5.625%, due 6/15/72, Series H	51,007	1,207,846
		19,489,858
FINANCE 3.5%
INVESTMENT ADVISORY SERVICES 0.4%
Affiliated Managers Group, 6.375%, due 8/15/42	481,260	12,262,505

INVESTMENT BANKER/BROKER 3.1%
Goldman Sachs Group, 5.95%, Series I	300,000	7,230,000
Goldman Sachs Group, 6.375%, Series K	1,169,288	29,618,065
Morgan Stanley, 6.875%	1,548,717	40,467,975
Morgan Stanley, 6.375%, Series I	223,358	5,599,585
RBS Capital Funding Trust VI, 6.25%, Series F	268,318	6,399,384
		89,315,009
TOTAL FINANCE		101,577,514

INDUSTRIALS—CHEMICALS 1.7%
CHS, 6.75%	984,000	25,082,160
CHS, 7.10%, Series II	963,500	25,629,100
		50,711,260
INSURANCE 7.0%
LIFE/HEALTH INSURANCE 0.3%
Principal Financial Group, 6.518%, Series B (FRN)	410,686	10,456,066

LIFE/HEALTH INSURANCE—FOREIGN 0.4%
Aegon NV, 6.50% (Netherlands)	443,484	11,246,754

MULTI-LINE 2.8%
Allstate Corp., 6.625%, Series E	915,036	23,424,922
Hanover Insurance Group/The, 6.35%, due 3/30/53	383,438	9,237,021
Hartford Financial Services Group, 7.875%, due 4/15/42	662,960	19,616,986
Kemper Corp., 7.375%, due 2/27/54	483,400	12,350,870
WR Berkley Corp., 5.625%, due 4/30/53	661,241	15,420,140
		80,049,939
MULTI-LINE—FOREIGN 2.1%
ING Groep N.V., 7.05% (Netherlands)	549,182	13,982,174
ING Groep N.V., 7.20% (Netherlands)	561,724	14,441,924

	Number of Shares	Value
ING Groep N.V., 7.375% (Netherlands)	1,257,395	$32,126,442
		60,550,540
REINSURANCE 0.5%
Reinsurance Group of America, 6.20%, due 9/15/42	561,870	15,457,044

REINSURANCE—FOREIGN 0.9%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	470,082	11,737,948
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	202,107	5,272,972
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)(b)	320,272	8,298,247
		25,309,167
TOTAL INSURANCE		203,069,510

INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
Qwest Corp., 6.125%, due 6/1/53	345,664	8,026,318
Qwest Corp., 7.00%, due 4/1/52	326,609	8,217,483
		16,243,801
PIPELINES 0.3%
NuStar Logistics LP, 7.625%, due 1/15/43	308,296	8,028,028

REAL ESTATE 10.1%
DIVERSIFIED 2.7%
Colony Financial, 8.50%, Series A	389,197	10,484,967
Coresite Realty Corp., 7.25%, Series A	406,311	10,501,108
DuPont Fabros Technology, 7.875%, Series A	318,329	8,247,904
Equity Commonwealth, 6.50%, Series D	169,748	4,055,280
National Retail Properties, 5.70%, Series E	319,985	7,631,642
NorthStar Realty Finance Corp., 8.50%, Series D	333,800	8,341,662
Retail Properties of America, 7.00%	506,582	13,211,659
Urstadt Biddle Properties, 7.125%, Series F	242,000	6,296,840
Vornado Realty Trust, 6.625%, Series G	432,175	11,042,071
		79,813,133
HOTEL 2.3%
Chesapeake Lodging Trust, 7.75%, Series A	395,206	10,427,510
Hersha Hospitality Trust, 8.00%, Series B	260,869	6,860,855
Hersha Hospitality Trust, 6.875%, Series C	199,569	5,158,858
Hospitality Properties Trust, 7.125%, Series D	277,406	7,107,142
LaSalle Hotel Properties, 6.375%, Series I	229,222	5,622,816
Pebblebrook Hotel Trust, 7.875%, Series A	300,977	7,760,692
Pebblebrook Hotel Trust, 6.50%, Series C	320,000	7,600,000
Summit Hotel Properties, 7.125%	227,800	5,927,356

	Number of Shares	Value
Sunstone Hotel Investors, 8.00%, Series D	335,870	$9,076,887
		65,542,116
INDUSTRIALS 0.5%
First Potomac Realty Trust, 7.75%, Series A	288,900	7,570,625
Gramercy Property Trust, 7.125%, Series B	252,096	6,340,214
		13,910,839
MORTGAGE 0.3%
Annaly Capital Management, 7.50%, Series D	346,700	8,459,480

OFFICE 1.9%
American Realty Capital Properties, 6.70%, Series F	1,446,018	33,431,936
Corporate Office Properties Trust, 7.375%, Series L	352,000	9,085,120
Hudson Pacific Properties, 8.375%, Series B	230,908	5,945,881
PS Business Parks, 6.45%, Series S	110,689	2,805,966
PS Business Parks, 6.00%, Series T	150,362	3,616,206
		54,885,109
RESIDENTIAL 0.4%
APARTMENT 0.2%
Apartment Investment & Management Co., 6.875%	240,000	6,156,000

MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C	261,988	6,815,618
TOTAL RESIDENTIAL		12,971,618

SHOPPING CENTERS 2.0%
COMMUNITY CENTER 1.0%
Cedar Realty Trust, 7.25%, Series B	317,900	8,313,085
DDR Corp., 6.50%, Series J	236,707	5,974,485
Kite Realty Group Trust, 8.25%, Series A	203,490	5,368,066
Saul Centers, 6.875%, Series C	330,731	8,599,006
		28,254,642
REGIONAL MALL 1.0%
CBL & Associates Properties, 7.375%, Series D	448,002	11,424,051
Glimcher Realty Trust, 7.50%, Series H	214,700	5,569,318
Pennsylvania REIT, 8.25%, Series A	232,069	6,138,225

	Number of Shares	Value
Taubman Centers, 6.25%, Series K	280,000	$7,016,800
		30,148,394
TOTAL SHOPPING CENTERS		58,403,036
TOTAL REAL ESTATE		293,985,331

TRANSPORT—MARINE—FOREIGN 0.8%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)	280,750	7,184,392
Seaspan Corp., 9.50%, Series C (Hong Kong)	357,226	9,548,651
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)	271,600	6,732,964
		23,466,007
UTILITIES 0.5%
SCE Trust III, 5.75%	529,300	13,984,106
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,134,432,408)		1,169,201,708

PREFERRED SECURITIES—CAPITAL SECURITIES 57.1%
BANKS 10.0%
Bank of America Corp., 6.25%, Series X	37,509,000	37,450,373
Countrywide Capital III, 8.05%, due 6/15/27, Series B	3,000,000	3,689,796
Farm Credit Bank of Texas, 10.00%, Series I	22,200	27,812,438
Goldman Sachs Capital I, 6.345%, due 2/15/34	12,790,000	14,581,559
Goldman Sachs Capital II, 4.00%, (FRN)	9,278,000	7,102,309
JPMorgan Chase & Co., 7.90%, Series I	77,950,000	84,770,625
JPMorgan Chase & Co., 6.10%, Series X	14,250,000	14,150,150
M&T Capital Trust II, 8.277%, due 6/1/27	6,000,000	6,079,236
PNC Financial Services Group, 6.75%	11,000,000	12,211,254
Wells Fargo & Co, 5.90%, Series S	14,026,000	14,324,053
Wells Fargo & Co., 7.98%, Series K	48,170,000	52,953,281
Zions Bancorp, 7.20%, Series J	13,491,000	14,300,460
		289,425,534
BANKS—FOREIGN 21.1%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(a)	8,908,000	11,954,457
Banco Bilbao Vizcaya Argentaria SA, 7.00% (Spain)	9,200,000	12,259,958
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	21,200,000	22,578,000
Banco do Brasil SA/Cayman, 9.25%, 144A (Brazil)(a)	23,240,000	22,661,324
Banco Santander SA, 6.25% (FRN) (Spain)	12,400,000	14,957,044
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)	12,800,000	13,779,200
Barclays Bank PLC, 6.86%, 144A (United Kingdom)(a)	18,938,000	21,044,852

	Number of Shares	Value
Barclays PLC, 8.00% (United Kingdom) (EUR)	9,300,000	$12,274,956
Barclays PLC, 8.25% (United Kingdom)	23,924,000	24,599,853
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)(a)	10,000,000	11,225,000
BNP Paribas, 7.195%, 144A (France)(a)	15,100,000	17,591,500
Commerzbank AG, 8.125%, due 9/19/23, 144A (Germany)(a)	10,550,000	12,219,843
Coventry Building Society, 6.375% (United Kingdom)	6,200,000	9,611,394
Credit Agricole SA, 6.625%, 144A (France)(a)	13,200,000	12,609,643
Credit Agricole SA, 7.875%, 144A (France)(a)	12,982,000	13,152,389
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(a)	8,250,000	8,992,913
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a)	18,559,000	19,533,348
Deutsche Bank Capital Funding Trust I, 3.204%, 144A (FRN) (Germany)(a)	10,774,000	10,612,390
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a)	22,901,000	27,137,685
HBOS Capital Funding LP, 6.85% (United Kingdom)	7,296,000	7,351,632
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a)	25,904,000	39,115,040
HSBC Holdings PLC, 6.375% (United Kingdom)	9,000,000	9,000,000
Itau Unibanco Holding SA/Cayman Island, 5.50%, due 8/6/22, 144A (Brazil)(a)	8,400,000	8,337,000
Itau Unibanco Holding SA/Cayman Island, 6.20%, due 12/21/21, 144A (Brazil)(a)	5,000,000	5,237,500
Lloyds Banking Group PLC, 7.50% (United Kingdom)	27,200,000	28,084,000
Lloyds Banking Group PLC, 6.657%, 144A (United Kingdom)(a)	6,979,000	7,554,768
Nationwide Building Society, 10.25% (United Kingdom)(c)	19,800,000	40,123,467
Nationwide Building Society, 6.875%, Series EMTN (United Kingdom)	8,900,000	13,930,462
Nordea Bank AB, 6.125%, 144A (Sweden)(a)	13,200,000	12,985,658
Rabobank Nederland, 8.40% (Netherlands)	14,450,000	15,949,188
Rabobank Nederland, 11.00%, 144A (Netherlands)(a)	27,803,000	36,838,975
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	23,999,000	28,198,825
SMFG Preferred Capital, 9.50%, 144A (FRN) (Cayman Islands)(a)	4,000,000	4,940,000
Societe Generale SA, 8.875% (France) (GBP)	5,442,000	9,971,130
Societe Generale SA, 7.875%, 144A (France)(a)	15,200,000	15,203,800
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(a)	8,950,000	10,098,929

	Number of Shares	Value
UBS AG, 7.625%, due 8/17/22 (Switzerland)	18,000,000	$20,943,324
		612,659,447
FINANCE 4.0%
DIVERSIFIED FINANCIAL SERVICES 3.7%
General Electric Capital Corp., 7.125%, Series A	35,600,000	41,269,407
General Electric Capital Corp., 6.25%, Series B	24,600,000	26,620,988
JPMorgan Chase & Co, 6.75%, Series S	30,475,000	32,166,362
JPMorgan Chase & Co, 6.125%, Series U	7,400,000	7,359,300
		107,416,057
INVESTMENT BANKER/BROKER 0.3%
Goldman Sachs Group, 5.70%, Series L	7,500,000	7,645,620
TOTAL FINANCE		115,061,677

INSURANCE 16.0%
LIFE/HEALTH INSURANCE 4.6%
MetLife Capital Trust IV, 7.875%, due 12/15/67, 144A(a)	23,662,000	30,405,670
MetLife Capital Trust X, 9.25%, due 4/8/68, 144A(a)	30,595,000	44,286,262
Nationwide Financial Services, 6.75%, due 5/15/37	1,700,000	1,793,500
Provident Financing Trust I, 7.405%, due 3/15/38	21,125,000	24,896,235
Prudential Financial, 5.625%, due 6/15/43, (FRN)	29,275,000	30,656,780
		132,038,447
LIFE/HEALTH INSURANCE—FOREIGN 3.0%
Dai-Ichi Mutual Life, 7.25%, 144A (Japan)(a)	13,000,000	15,263,456
Groupama SA, 6.375% (France)	17,600,000	22,396,411
La Mondiale Vie, 7.625% (France)	28,250,000	31,075,000
Sumitomo Life Insurance Co, 6.50%, due 9/20/73, 144A (Japan)(a)	15,500,000	17,751,018
		86,485,885
MULTI-LINE 1.6%
American International Group, 8.175%, due 5/15/68, (FRN)	35,259,000	47,687,798

MULTI-LINE—FOREIGN 1.3%
Aviva PLC, 8.25% (United Kingdom)	14,517,000	16,310,445
AXA SA, 8.60%, due 12/15/30 (France)	7,257,000	9,778,807
AXA SA, 6.463%, 144A (France)(a)	10,600,000	11,193,600
		37,282,852
PROPERTY CASUALTY 1.5%
Liberty Mutual Group, 7.80%, due 3/7/87, 144A(a)	37,867,000	44,730,394

	Number of Shares	Value
PROPERTY CASUALTY—FOREIGN 1.8%
Atradius Finance BV, 5.25%, due 9/23/44 (Netherlands)	13,800,000	$17,486,744
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a)	15,036,000	17,441,760
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (United Kingdom)	11,103,000	18,878,481
		53,806,985
REINSURANCE—FOREIGN 2.2%
Aquarius + Investments PLC, 8.25% (Switzerland)	21,300,000	23,541,825
Catlin Insurance Co., 7.249%, 144A (Bermuda)(a)	22,350,000	23,132,250
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a)	14,567,000	15,899,094
		62,573,169
TOTAL INSURANCE		464,605,530

INTEGRATED TELECOMMUNICATIONS SERVICES 1.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a)	24,262	30,463,974
Embarq Corp., 7.995%, due 6/1/36	9,500,000	10,292,300
		40,756,274
PIPELINES 1.5%
DCP Midstream LLC, 5.85%, due 5/21/43, 144A(a)	3,660,000	3,632,550
Enbridge Energy Partners LP, 8.05%, due 10/1/77	19,403,000	21,925,390
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	12,425,000	14,050,674
Enterprise Products Operating LP, 8.375%, due 8/1/66	2,675,000	2,943,763
		42,552,377
UTILITIES 3.1%
ELECTRIC UTILITIES 0.5%
FPL Group Capital, 7.30%, due 9/1/67, Series D	12,200,000	13,361,708

ELECTRIC UTILITIES—FOREIGN 1.1%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a)	28,387,000	33,036,791

MULTI-UTILITIES 1.5%
Dominion Resources, 5.75%, due 10/1/54	22,177,000	22,485,948
Dominion Resources, 7.50%, due 6/30/66, Series A	6,672,000	7,186,411

	Number of Shares	Value
PPL Capital Funding, 6.70%, due 3/30/67, Series A	12,638,000	$12,809,561
		42,481,920
TOTAL UTILITIES		88,880,419
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,564,566,341)		1,653,941,258

	Principal Amount
CORPORATE BONDS 0.9%
INSURANCE-PROPERTY CASUALTY 0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)	$8,400,000	9,985,928

INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
Frontier Communications Corp., 9.00%, due 8/15/31	15,850,000	16,523,625
TOTAL CORPORATE BONDS (Identified cost—$24,442,162)		26,509,553

		Number of Shares
SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(d)		11,700,000	11,700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$11,700,000)			11,700,000

TOTAL INVESTMENTS (Identified cost—$2,735,140,911)	98.8%		2,861,352,519

OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		33,348,588

NET ASSETS	100.0%		$2,894,701,107

Forward foreign currency exchange contracts outstanding at September 30, 2014 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	13,382,330	USD	17,338,281	10/2/14	$435,722
Brown Brothers Harriman	EUR	16,561,023	USD	21,756,216	10/2/14	838,808
Brown Brothers Harriman	EUR	47,569,230	USD	62,674,268	10/2/14	2,591,930
Brown Brothers Harriman	GBP	60,483,130	USD	100,393,770	10/2/14	2,341,533
Brown Brothers Harriman	USD	6,098,967	EUR	4,711,373	10/2/14	(148,265)
Brown Brothers Harriman	USD	91,984,329	EUR	72,801,210	10/2/14	(32,726)
Brown Brothers Harriman	USD	98,071,581	GBP	60,483,130	10/2/14	(19,344)
Brown Brothers Harriman	EUR	71,963,098	USD	90,934,802	11/4/14	22,372
Brown Brothers Harriman	GBP	58,454,257	USD	94,745,232	11/4/14	9,234
						$6,039,264

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 23.4% of the net assets of the Fund, of which 0.0% are illiquid.

(b) A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $4,922,900 in aggregate has been segregated as collateral.

(c) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 1.4% of the net assets of the Fund.

(d) Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market

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value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 as of September 30, 2014.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)(a)
Preferred Securities - $25 Par Value - Banks	$388,391,952	$309,255,309	$51,339,731	$27,796,912	(b)
Preferred Securities - $25 Par Value - Other Industries	780,809,756	780,809,756		—
Preferred Securities - Capital Securities	1,653,941,258	—	1,653,941,258	—
Corporate Bonds	26,509,553	—	26,509,553	—
Money Market Funds	11,700,000	—	11,700,000	—
Total Investments(c)	$2,861,352,519	$1,090,065,065	$1,743,490,542	$27,796,912
Forward foreign currency exchange contracts	$6,239,599	$—	$6,239,599	$—
Total Appreciation in Other Financial Instruments(c)	$6,239,599	$—	$6,239,599	$—
Forward foreign currency exchange contracts	$(200,335)	$—	$(200,335)	$—
Total Depreciation in Other Financial Instruments(c)	$(200,335)	$—	$(200,335)	$—

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued by a pricing service which utilized independent broker quotes.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - $25 Par Value - Banks	Preferred Securities - $25 Par Value - Real Estate - Diversified	Preferred Securities - Capital Securities- Banks - Foreign
Balance as of December 31, 2013	$43,632,739	$21,289,081	$5,109,359	$17,234,299
Purchases	22,340,735	—	—	22,340,735
Amortization	(167)	—	—	(167)
Change in unrealized appreciation (depreciation)	1,947,072	965,881	432,591	548,600
Transfers within Level 3(a)	—	5,541,950	(5,541,950)	—
Transfers out of Level 3(b)	(40,123,467)	—		(40,123,467)
Balance as of September 30, 2014	$27,796,912	$27,796,912	—	$—

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $1,398,472.

(a) As of September 30, 2014, transfers within Level 3 occurred due to changes in sector classifications.

(b) As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2014, the Fund used significant observable inputs in determining the value of the same investments.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2014:

Forward foreign currency exchange contracts	$6,039,264

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended September 30, 2014:

Forward foreign currency exchange contracts
Average Notional Amount	$136,274,427
Ending Notional Amount	$185,680,034

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3.   Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,735,140,911
Gross unrealized appreciation	$143,200,119
Gross unrealized depreciation	(16,988,511)
Net unrealized appreciation	$126,211,608

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2014